Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories
12.	INVENTORIES

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Merchandise	$4,136	$5,133
Project in process	961	1,390
Work in process	109	152
Raw materials	143	89
	5,349	6,764
Land held under development	1,999	1,999
Construction in progress	75	77
	$7,423	$8,840

The operating costs related to inventories were $52,666 million, $54,183 million and $56,342 million for the years ended December 31, 2015, 2016 and 2017, respectively.

For the years ended December 31, 2015, 2016 and 2017, the provisions for inventory and obsolescence recognized as operating costs included the amounts of $198 million, $192 million and $52 million, respectively.

As of December 31, 2016 and 2017, inventories of $2,074 million and $2,076 million, respectively, were expected to be recovered for a time period longer than twelve months.  The aforementioned amount of inventories is related to property development owned by LED.

Land held under development and construction in progress on December 31, 2016 and 2017 was developed by LED for Qingshan Sec., Dayuan Dist., Taoyuan City project.